Related Parties and Other Relationships - Schedule of Related Party Activities (Details) - SuperValu Inc - Affiliated entity - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Related Party Transaction [Line Items]
Supply agreements included in Cost of sales	$ 1,674.7	$ 1,749.1	$ 1,496.6
Selling and administrative expenses	119.4	157.1	190.6
Total	$ 1,794.1	$ 1,906.2	$ 1,687.2